Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Reflected in the Unaudited Condensed Balance Sheet is Reconciled	As of June 30, 2023, the Class A ordinary shares reflected in the unaudited condensed balance sheet is reconciled in the following table:
Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(3,392,500)
Issuance costs allocated to Class A ordinary shares	(5,404,093)
Plus:
Accretion of Class A ordinary shares subject to redemption to redemption amount	13,614,267
Class A ordinary shares subject to possible redemption	$119,817,674

Schedule of Basic and Diluted Net Income Per Share	The following table reflects the calculation of basic and diluted net income per share:
	For the Three Months Ended June 30, 2023		For the Three Months Ended June 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Net Income (loss)	$794,806	$322,368	$—	$(1,089)
Denominator:
Weighted Average Ordinary Shares	12,168,875	4,935,622	—	1,390,110
Basic and diluted net income per ordinary shares	$0.07	$0.07	$—	$—
	For the Six Months Ended June 30, 2023		For the Period From March 11, 2022 (inception) Through June 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Net Income (loss)	$1,049,870	$566,718	$—	$(1,427)
Denominator:
Weighted Average Ordinary Shares	9,143,464	4,935,622	—	698,895
Basic and diluted net income per ordinary shares	$0.11	$0.11	$—	$—